Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Detailed Information about Contingent Transaction Exposures Gross of Impairment Allowances by Stage (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 676,242,885	$ 438,164,045
Contingent transaction gross of impairment allowance percentage	100.00%	100.00%
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 668,911,187	$ 432,278,523
Contingent transaction gross of impairment allowance percentage	98.92%	98.65%
Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 7,171,911	$ 4,373,278
Contingent transaction gross of impairment allowance percentage	1.06%	1.00%
Overdraft and unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 159,787	$ 1,512,244
Contingent transaction gross of impairment allowance percentage	0.02%	0.35%
Impairments Stage 1 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 665,444,246	$ 434,589,022
Contingent transaction gross of impairment allowance percentage	98.40%	99.20%
Impairments Stage 1 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 658,112,548	$ 428,815,172
Impairments Stage 1 [member] | Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	7,171,911	4,261,606
Impairments Stage 1 [member] | Overdraft and unused agreed commitments [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	159,787	1,512,244
Impairments Stage 2 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 10,797,137	$ 3,568,434
Contingent transaction gross of impairment allowance percentage	1.60%	0.80%
Impairments Stage 2 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 10,797,137	$ 3,456,762
Impairments Stage 2 [member] | Guarantees granted [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance		111,672
Impairments Stage 3 [member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 1,502	$ 6,589
Contingent transaction gross of impairment allowance percentage	0.00%	0.00%
Impairments Stage 3 [member] | Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of Detailed Information About Contingent transaction exposures gross of impairment allowances by stage [Line Items]
Contingent transaction gross of impairment allowance	$ 1,502	$ 6,589